Geographic information for offshore drilling operations - Revenue per country (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leasing And Service Revenues	$ 1,180,250	$ 941,903	$ 700,819
Ghana
Leasing And Service Revenues		175,595	230,018
Turkey
Leasing And Service Revenues			50,183
Norway
Leasing And Service Revenues	157,740
Brazil
Leasing And Service Revenues	353,397	233,569	(617)
Greenland
Leasing And Service Revenues		136	253,125
Ivory Coast
Leasing And Service Revenues	86,486		89,686
Tanzania
Leasing And Service Revenues	72,083	196,415	78,424
Angola
Leasing And Service Revenues	227,603	79,884	0
Namibia
Leasing And Service Revenues		33,212	0
Falkland
Leasing And Service Revenues		166,795	0
Equatorial Guinea
Leasing And Service Revenues		56,297	0
Gabon/ West Africa
Leasing And Service Revenues	81,104
Liberia
Leasing And Service Revenues	55,601
Ireland
Leasing And Service Revenues	104,014
Sierra Leone
Leasing And Service Revenues	37,272
Other
Leasing And Service Revenues	$ 4,950	$ 0	$ 0